SUBSEQUENT EVENTS (Details) - USD ($)	Apr. 20, 2021	Feb. 08, 2021	Feb. 18, 2020	Mar. 31, 2021	Dec. 31, 2020	May 29, 2020	Mar. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
Class of warrant or right, exercise price of warrants or rights (in dollars per share)							$ 1.00
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001			$ 0.001
Convertible Note
SUBSEQUENT EVENTS
Aggregate principal amount			$ 934,000
Interest rate, percentage			10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			80.00%
Conversion price (in dollars per share)			$ 0.49
Convertible Note | Subsequent Event
SUBSEQUENT EVENTS
Aggregate principal amount	$ 2,300,000	$ 1,660,000
Percentage of aggregate principal amount coverage		20.00%
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 0.56
Common stock, par value (in dollars per share)		$ 0.001
Interest rate, percentage		10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		80.00%
Number of warrants issued		592,858
Convertible note offering amount	$ 4,600,000
Convertible Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share)			$ 0.45			$ 0.40
Convertible Note | Minimum | Subsequent Event
SUBSEQUENT EVENTS
Conversion price (in dollars per share)		$ 0.65
Convertible Note | Maximum | Subsequent Event
SUBSEQUENT EVENTS
Percentage of aggregate principal amount coverage		50.00%
Conversion price (in dollars per share)		$ 1.00